Treasury Shares - Additional Information (Details) - USD ($)			12 Months Ended
	Apr. 20, 2021	Jan. 18, 2021	Feb. 28, 2022	Feb. 28, 2021
Treasury Shares [Abstract]
Amount of share repurchase program authorized		$ 50,000,000
Share repurchase program commenced date		Feb. 12, 2021
Amount of repurchasing of ordinary shares	$ 49,900,000
Number of repurchasing of ordinary shares	6,671,788
Commission costs for share repurchase program	$ 133,000
Average weighted number of treasury shares			6,426,178	33,895